Discontinued Operations/Assets Held For Sale (Tables)	6 Months Ended
Jun. 30, 2013
Summary of Financial Information for Discontinued Operations

Summarized financial information for Discontinued Operations is set forth in the table below, and does not reflect the costs of certain services provided. Such costs, which were not allocated to Discontinued Operations, were for services, including legal counsel, insurance, external audit fees, payroll processing, certain human resource services and information technology systems support.

	Three Months Ended June 30,		Six Months Ended June 30,
($ in Thousands)	2013	2012	2013	2012
Revenues:
Oil and Gas Sales	$16	$22	$25	$51

Total Operating Revenue	16	22	25	51
Costs and Expenses:
Production and Lease Operating Expense	59	122	104	208
General and Administrative Expense	11	237	23	524
Exploration Expense	44	149	97	481
Impairment Expense	0	4,681	0	12,951
Depreciation, Depletion, Amortization and Accretion	0	0	0	0
Other Operating Expense (Income)	0	5	(3)	8
(Gain) Loss on Sale of Asset	(973)	0	(969)	144

Total Expenses (Income)	(859)	5,194	(748)	14,316
Income (Loss) from Discontinued Operations Before Income Taxes	875	(5,172)	773	(14,265)
Income Tax (Expense) Benefit	(355)	2,122	(313)	5,860

Income (Loss) from Discontinued Operations, net of taxes	$520	$(3,050)	$460	$(8,405)

Production:
Crude Oil (Bbls)	209	311	356	655

Total (Mcfe)	1,254	1,866	2,136	3,930